UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: MARCH 31, 2013
Check here if Amendment [ ] Amendment Number:
This Amendment: [ ] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: BOLTWOOD CAPITAL MANAGEMENT
Address:
220 SANSOME ST, 6TH FLOOR
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-15111
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: THOMAS L. ABBOTT
Title: CCO
Phone: 415-433-1550
Signature, Place, and Date of Signing:

/s/ THOMAS L. ABBOTT   SAN FRANCISCO, CA  APRIL 10, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 83
Form 13F Information Table Value Total: 232167 (x$1000)
List of Other Included Managers: None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp                        COM              88579y101      298     2800 SH       Sole                     2800
AT&T Inc.                      COM              00206r102      603    16430 SH       Sole                    16430
AbbVie                         COM              00287y109      416    10200 SH       Sole                    10200
Abbott Laboratories            COM              002824100      360    10200 SH       Sole                    10200
Alcoa                          COM              013817101     3738   438750 SH       Sole                   438750
Allstate Corp.                 COM              020002101     1478    30123 SH       Sole                    30123
American Express               COM              025816109     2401    35595 SH       Sole                    35595
Amgen Inc.                     COM              031162100     4413    43050 SH       Sole                    43050
Apple Inc.                     COM              037833100      334      755 SH       Sole                      755
Automatic Data Proc.           COM              053015103      462     7100 SH       Sole                     7100
Bank of NY Mellon              COM              064058100     7864   280955 SH       Sole                   280955
BankAmerica                    COM              060505104      155    12747 SH       Sole                    12747
Berkshire Hathaway B           COM              084670702      575     5514 SH       Sole                     5514
Boeing Co.                     COM              097023105     1120    13049 SH       Sole                    13049
Boston Properties              COM              101121101      202     2000 SH       Sole                     2000
Bristol-Myers Squibb           COM              110122108     3397    82480 SH       Sole                    82480
Calpine Corp                   COM              131347304     6922   336000 SH       Sole                   336000
Caterpillar                    COM              149123101      942    10834 SH       Sole                    10834
Charles Schwab                 COM              808513105     6056   342350 SH       Sole                   342350
Check Point Software           COM              M22465104      332     7075 SH       Sole                     7075
Chevron Corp                   COM              166764100     9671    81392 SH       Sole                    81392
Chubb                          COM              171232101      267     3048 SH       Sole                     3048
Cisco Systems                  COM              17275r102     6166   295108 SH       Sole                   295108
Coca Cola                      COM              191216100     1695    41908 SH       Sole                    41908
Cons. Disc. Sector SPDR        COM              81369Y407      959    18090 SH       Sole                    18090
Covidien Ltd                   COM              G2554F113      902    13300 SH       Sole                    13300
Danaher Corp                   COM              235851102     1437    23129 SH       Sole                    23129
Dick's Sporting Goods          COM              253393102     3675    77700 SH       Sole                    77700
Dominion Resources             COM              25746u109     1519    26109 SH       Sole                    26109
Du Pont                        COM              263534109     1320    26858 SH       Sole                    26858
Energy Select Sector SPDR      COM              81369Y506      321     4050 SH       Sole                     4050
Expeditors Int'l               COM              302130109     7921   221701 SH       Sole                   221701
Exxon Mobil                    COM              30231g102     3738    41487 SH       Sole                    41487
Financial Sector SPDR          COM              81369Y605      485    26650 SH       Sole                    26650
General Electric               COM              369604103     8733   377709 SH       Sole                   377709
General Mills Inc.             COM              370334104      469     9505 SH       Sole                     9505
Google Inc. A                  COM              38259p508    10305    12975 SH       Sole                    12975
Halliburton                    COM              406216101      674    16675 SH       Sole                    16675
Hewlett Packard                COM              428236103     1004    42100 SH       Sole                    42100
IBM                            COM              459200101      862     4042 SH       Sole                     4042
Intel                          COM              458140100     5779   264655 SH       Sole                   264655
J.P. Morgan Chase              COM              46625h100     1291    27198 SH       Sole                    27198
Johnson & Johnson              COM              478160104     4167    51112 SH       Sole                    51112
Lowe's Cos.                    COM              548661107     1702    44875 SH       Sole                    44875
Martin Marietta Materials      COM              573284106     7703    75500 SH       Sole                    75500
Materials Sector SPDR          COM              81369Y100      445    11360 SH       Sole                    11360
McDonald's                     COM              580135101     1517    15213 SH       Sole                    15213
Merck & Co.                    COM              58933y105     9102   205921 SH       Sole                   205921
Microsoft                      COM              594918104     4803   167922 SH       Sole                   167922
National Oilwell Varco         COM              637071101      722    10200 SH       Sole                    10200
Noble Corp.                    COM              h5833n103     6885   180475 SH       Sole                   180475
Oracle                         COM              68389x105     1106    34216 SH       Sole                    34216
PG&E Corporation               COM              69331c108      444     9963 SH       Sole                     9963
Pepsico                        COM              713448108     1238    15650 SH       Sole                    15650
Pfizer                         COM              717081103     3080   106737 SH       Sole                   106737
ProLogis Inc                   COM              74340w103    18879   472200 SH       Sole                   472200
Procter & Gamble               COM              742718109    14591   189340 SH       Sole                   189340
Progressive Waste Solutions    COM              74339g101     3289   155500 SH       Sole                   155500
Robert Half Intl.              COM              770323103     3168    84425 SH       Sole                    84425
Smucker (J.M.)                 COM              832696405      201     2027 SH       Sole                     2027
Sysco Corp                     COM              871829107     4372   124300 SH       Sole                   124300
T. Rowe Price Group            COM              74144t108      270     3600 SH       Sole                     3600
Target                         COM              87612e106      221     3227 SH       Sole                     3227
Technology Sector SPDR         COM              81369Y803      720    23780 SH       Sole                    23780
Teva Pharm Inds ADR            COM              881624209      601    15143 SH       Sole                    15143
U.S. Bancorp                   COM              902973304     1393    41058 SH       Sole                    41058
Union Pacific                  COM              907818108      263     1850 SH       Sole                     1850
United Technologies            COM              913017109     1460    15625 SH       Sole                    15625
Utilities Sector SPDR          COM              81369Y886      483    12350 SH       Sole                    12350
V.F. Corp.                     COM              918204108      380     2265 SH       Sole                     2265
Vanguard Info Tech ETF         COM              92204a702      354     4850 SH       Sole                     4850
Vanguard REIT ETF              COM              922908553      459     6502 SH       Sole                     6502
Verizon Comm.                  COM              92343v104     1516    30852 SH       Sole                    30852
Wal-Mart Stores                COM              931142103     4401    58811 SH       Sole                    58811
Walt Disney                    COM              254687106     1356    23875 SH       Sole                    23875
Wells Fargo & Co.              COM              949746101    11353   306930 SH       Sole                   306930
Xerox                          COM              984121103      458    53200 SH       Sole                    53200
iPath DJ-UBS Commodity Index   COM              06738c778      268     6600 SH       Sole                     6600
Vanguard FTSE All-World ex-US                   922042775     2557    55153 SH       Sole                    55153
Vanguard Ttl Stk ETF                            922908769      246     3039 SH       Sole                     3039
iShares MSCI EAFE Fund                          464287465      633    10740 SH       Sole                    10740
iShares S&P Mid Cap 400                         464287507     2115    18376 SH       Sole                    18376
iShares S&P Small Cap 600                       464287804     1986    22814 SH       Sole                    22814